Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 270,162	¥ 229,606	¥ 214,157